Note 24 - Goodwill and Deferred Tax Liability (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of reconciliation of changes in goodwill [text block]
	DenseLight	BB Photonics	Total
Balance, December 31, 2017 and 2018	$6,630,544	$1,050,459	$7,681,003
Impairment	-	(1,050,459)	(1,050,459)
Disposed on the sale of DenseLight	(6,630,544)	-	(6,630,544)
Balance, December 31, 2019	$-	$-	$-

Disclosure of deferred taxes [text block]
	DenseLight	BB Photonics	Total
Balance, January 1, 2017	$1,303,567	$292,740	$1,596,307
Tax effect of amortization	(297,940)	-	(297,940)
Balance, December 31, 2017	1,005,627	292,740	1,298,367
Tax effect of amortization	(297,940)	-	(297,940)
Balance, December 31, 2018	707,687	292,740	1,000,427
Tax effect of Impairment	-	(292,740)	(292,740)
Disposed on the sale of DenseLight	(707,687)	-	(707,687)
Balance, December 31, 2019	$-	$-	$-